Capital stock (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Amount	$ 19,896,000	$ 21,005,000	$ 18,411,000	$ 19,146,000
Number of Common Shares
Statement [Line Items]
Number of shares outstanding	10,436,313	10,251,313	10,251,313
Amount	$ 81,014	$ 80,917	$ 80,917